Basis of Preparation	12 Months Ended
Mar. 31, 2024
General Information About Financial Statements [Abstract]
Basis of Preparation	Basis of Preparation
Compliance with International Financial Reporting Standards
Takeda’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”). The term IFRS also includes International Accounting Standards (“IASs”) and the related interpretations of the interpretation’s committees (Standard Interpretations Committee (“SIC”) and International Financial Reporting Interpretations Committee (“IFRIC”)).
Approval of Financial Statements
The Company’s consolidated financial statements presented were approved on June 26, 2024 by Representative Director, President & Chief Executive Officer (“CEO”) Christophe Weber and Director & Chief Financial Officer (“CFO”) Milano Furuta.
Basis of Measurement
The consolidated financial statements have been prepared on a historical cost basis, except for certain assets and liabilities recorded at fair value including equity investments, derivative financial instruments, financial assets and liabilities associated with contingent consideration arrangements, and the application of hyperinflationary accounting at subsidiaries.
Functional and Presentation Currency
The consolidated financial statements are presented in Japanese Yen (“JPY”), which is the functional currency of the Company. All financial information presented in JPY has been rounded to the nearest million JPY, except when otherwise indicated. In tables with rounded figures, sums may not add up due to rounding.
New Accounting Standards and Interpretations Adopted
On May 23, 2023, amendments to IAS 12 Income Taxes (“IAS 12”) were issued to clarify requirements relating to the International Tax Reform - Pillar Two model rules. As required by the amended IAS 12, Takeda adopted immediately and retrospectively the exception to neither recognize nor disclose information about deferred tax assets and liabilities related to Pillar Two model rules. Takeda incorporated new disclosures regarding the exposure of Pillar Two model rules into Note 7 of the consolidated financial statements for the fiscal year ended March 31, 2024.
New Accounting Standards and Interpretations Issued and Not Yet Adopted
On April 9, 2024, the IASB has issued IFRS 18 Presentation and Disclosure in Financial Statements (“IFRS 18”), which replaces IAS 1 Presentation of Financial Statements.
IFRS 18 introduces certain new requirements to improve the reporting of companies’ financial performance and comparability in the statement of profit or loss between entities. The accounting standard introduces three new defined categories for income and expenses-operating, investing and financing, and requires all companies to provide certain new defined subtotals. IFRS 18 also requires companies to disclose explanations of company-specific measures that are related to the income statement, referred to as management-defined performance measures. Furthermore, the accounting standard sets out enhanced guidance on how to organize information and whether to provide it in primary financial statements or in the notes and requires companies to provide more transparency about operating expenses. IFRS 18 will not impact the recognition or measurement of items in the financial statements. The accounting standard is effective for annual reporting periods beginning on or after January 1, 2027, with early adoption permitted.
Takeda is currently in the process of assessing the impact from meeting the new disclosure requirements and will adopt the standard from the fiscal year beginning April 1, 2027.
Use of Judgments, Estimates, and Assumptions
The preparation of consolidated financial statements in accordance with IFRS requires management to make certain judgments, estimates, and assumptions that affect the application of accounting policies and the reported amount of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities. Actual results could differ from these estimates.
These estimates and underlying assumptions are reviewed on a continuous basis. Changes in these accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Information about judgments and estimates that have been made in the process of applying accounting policies and that have significant effects on the amounts reported in the consolidated financial statements, and information about accounting estimates and assumptions that have significant effects on the amounts reported in the consolidated financial statements, are as follows:
•Recognition and measurement of taxes based on uncertain tax positions (Note 7)
•Recoverability of deferred tax assets (Note 7)
•Impairment of goodwill and intangible assets (Note 11 and Note 12)
•Measurement of provisions (Note 23)
•Estimation of rebates and return reserves associated with Takeda’s product sales (Note 3 and Note 23)
•Probability of an outflow of resources embodying economic benefits on contingent liabilities (Note 32)